Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Changes in Accrued Product Warranty Costs	Accrued product warranty costs are included in accrued expenses in the accompanying consolidated balance sheets and the changes for the years ended December 31, 2022 and 2021 are summarized as follows:

	Years ended December 31
	2022	2021

	(Millions of yen)
Balance at beginning of the year	16,949	14,300
Additions	19,678	15,687
Utilization	(14,934)	(11,928)
Other	(806)	(1,110)

Balance at end of the year	20,887	16,949